QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	For the quarters ended
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013

Revenue:
Steel mill flat-rolled products	$45,610,707	$43,078,588	$30,927,996	$46,211,805

Cost of revenue	(40,404,115)	(39,557,743)	(30,178,989)	(51,624,916)

Gross Profit/(Loss)	5,206,592	3,520,845	749,007	(5,413,111)

Operating expenses:
General and administrative expenses	(2,403,101)	(2,532,275)	(2,618,166)	(3,757,658)
Selling and marketing expenses	(734,347)	(73,666)	(446,488)	(427,942)
Total operating expenses	(3,137,448)	(2,605,941)	(3,064,654)	(4,185,600)

Operating income/(loss)	2,069,144	914,904	(2,315,647)	(9,598,711)

Other income (expenses)
Interest income	1,236,539	845,618	1,369,269	1,168,191
Interest expenses	(3,359,531)	(2,580,151)	(3,490,793)	(1,187,391)
Sundry income	98,598	3,423	36,500	794,168

Income before income taxes	44,750	(816,206)	(4,400,671)	(8,823,743)

Income tax expense	(139,824)	(29,566)	28,312	(469)

Net loss attributable to common stockholders	$(95,074)	$(845,772)	$(4,372,359)	$(8,824,212)

Net (loss)/income per share
- Basic	$ Nil	$(0.01)	$(0.07)	$(0.15)

- Diluted	$ Nil	$(0.01)	$(0.07)	$(0.15)

Weighted average common shares outstanding
- Basic	59,561,899	59,556,396	59,522,910	59,522,910

- Diluted	59,561,899	59,556,396	59,522,910	59,522,910